BUSINESS ACQUISITION (Details Narrative) - USD ($)		9 Months Ended
	Oct. 04, 2021	Mar. 31, 2023	Oct. 02, 2022	Jun. 30, 2022
Business Acquisition [Line Items]
Contingent liability		$ 750,000	$ 600,000	$ 750,000
Adjusted contingent liability		600,000
Other income		$ 150,000
Lighthouse Imaging [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Other	$ 1,500,000